TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.          General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016

Beginning balance	$13,217	$12,306
Additions for prior year tax positions	290	911
Decrease for prior year tax positions	(1,245)	-
Additions for current year tax positions	-	-
Decreases relating to the settlement with tax authorities	(10,728)	-

Ending balance	$1,534	$13,217

In July 2017 the Company reached a settlement with the Israeli Tax Authorities ("ITA") regarding the Company's corporate tax returns from the years 2012, 2013 and 2014. As a result the Company's Israeli tax returns have been examined for all years including and prior to fiscal 2014, and the Company is no longer subject to audit for these periods. (See also Note 9b(2)).

As of December 31, 2017, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2017, 2016 and 2015 amounts of $ 290, $ 911, and $ 36, respectively, were added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2017 and 2016, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 134 and $ 1,225 respectively, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within taxes on income expense.

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. Tax returns have been examined for all years prior to fiscal 2010, and the Company's U.S subsidiary is no longer subject to audit for these periods.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli taxation:

1.	Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates:

The Israeli corporate tax rate in 2017 is 24% (2016 -25% and 2015 – 26.5%). A company is taxable on its real capital gains at the corporate tax rate in the year of sale.

In August 2013, the Israeli Parliament issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law"), which consists, among others, of taxation of revaluation gains effective from August 1, 2013 but contingent on the publication of regulations that define what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of foreign assets. As of the date of approval of these financial statements, no such regulations were issued.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Under the amended Law, as amended in April 2005 a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment.

The Company's income derived from the Privileged Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years with reduced tax rates of 10%-25% (based on percentage of foreign ownership).

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of the Company's business income from export. In order to be eligible for the tax benefits, the Amendment states that a company must make an investment in the Privileged Enterprise exceeding a minimum amount specified in the law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Privileged Enterprise ("the Year of Election"). Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Privileged Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In this case, the minimum investment required in order to qualify as a Privileged Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.

The Company elected 2009 and 2012 as years of election according to the Law prior to the reform mentioned below.

In the event of distribution of dividends from tax-exempt income generated under Privileged or Approved Enterprise, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Privileged Enterprise's income.

In addition, as a result of the amendment, tax-exempt income attributed to Privileged Enterprise, will subject the Company to taxes upon distribution in any manner including complete liquidation.

Out of the Company's retained earnings as of December 31, 2017, $ 128,750 are tax-exempted attributable to its Privileged Enterprise programs. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits, and an income tax liability of up to $ 30,900 would be incurred as of December 31, 2017.

The Company's Board of Directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

In 2012, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law as amended in July 2013, and starting January 1, 2014 the uniform tax rate will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel.

Under the transition provisions of the new legislation, the Company decided to irrevocably implement the new law, effective January 1, 2014.

Income from sources other than the "Preferred Enterprise" will be subject to the tax at the regular rate.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The new tax tracks under the Amendment are as follows:

Technological Preferred Enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Special technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries exceed NIS 10 billion. Such enterprise will be subject to tax at a rate of 6% on profits deriving from intellectual property, regardless of the enterprise's geographical location.

Any dividends distributed to "foreign companies", as defined in the Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

The technological preferred enterprise regulation stipulated by the law was enacted during the second quarter of 2017, effective from January 1, 2017. The Company applied the new preferred enterprise effective from January 1, 2017.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current taxes	$5,561	$4,338	$5,082
Deferred taxes	91	(2,687)	215

	$5,652	$1,651	$5,297

Domestic	$238	$283	$3,084
Foreign	5,414	1,368	2,213

	$5,652	$1,651	$5,297

	Year ended December 31,
	2017	2016	2015
Domestic taxes:

Current taxes	$238	$494	$2,715
Deferred taxes	-	(211)	369

	238	283	3,084
Foreign taxes:

Current taxes	5,323	3,844	2,367
Deferred taxes	91	(2,476)	(154)

	5,414	1,368	2,213

	$5,652	$1,651	$5,297

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2017	2016

Carryforward tax losses	$8,280	$2,210
Deferred revenues	6,598	5,764
Temporary differences	5,216	5,881
Unrealized losses on marketable securities	132	7
Intangible assets	-	36

Deferred tax assets before valuation allowance	20,226	13,898
Valuation allowance	(5,121)	(1,495)

Net deferred tax asset	15,105	12,403

Intangible assets, including goodwill	(5,646)	(2,997)
Depreciable assets	(2,008)	(1,989)

Deferred tax liability	(7,654)	(4,986)

Net deferred tax assets	$7,451	$7,417

The net change in the total valuation allowance for the year ended December 31, 2017 was mainly relates to the losses carryforwards of the Israeli subsidiaries that the Company concluded that it is not more likely than not that the net deferred tax assets will be realized and therefore a valuation allowance has been recorded against these assets.

	December 31,
	2017	2016

Domestic deferred tax asset, net	$1,359	$1,233
Foreign deferred tax asset, net	6,092	6,184

	$7,451	$7,417

e.	Foreign:

During 2017, the Company's subsidiary in the U.S. is subject to U.S. federal tax at the rate of 34%.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the "TCJA") was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a corporate tax rate decrease from 34% to 21% effective for tax years beginning after December 31, 2017. The Company has calculated its best estimate of the impact of the TCJA in its year end income tax provision in accordance with its understanding of the TCJA and guidance available as of the date of this filing and as a result has recorded $ 3,249 as an additional income tax expense in the fourth quarter of 2017, the period in which the legislation was enacted.

The aforesaid provisional amounts are based on the Company’s initial analysis of the Act as of December 31, 2017. Given the significant complexity of the Act, anticipated guidance from the U.S. Treasury about implementing the Act, the potential for additional guidance from the Securities and Exchange Commission or the Financial Accounting Standards Board related to the Act, as well as additional analysis and revisions to be conducted by the Company, these estimates may be adjusted during 2018.

Through December 31, 2017, the U.S. subsidiary had a U.S. federal loss carry forward of $ 5,075, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2024 and fiscal 2027.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.       Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely.

g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2017	2016	2015

Income (loss) before taxes, as reported in the consolidated statements of income	$(1,841)	$(7,008)	$23,866

Statutory tax rate	24%	25%	26.5%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(442)	$(1,752)	$6,324
Tax adjustment in respect of different tax rate of foreign subsidiary	334	427	622
Non-deductible expenses and other permanent differences	375	200	322
Deferred taxes on losses for which valuation allowance was provided, net	1,288	463	377
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(709)	-	(555)
Stock compensation relating to stock options per ASC No. 718	1,976	1,342	1,186
Income taxes in respect of prior years	(1,038)	-	-
Change of Federal tax rate	3,249	-	-
Approved, Privileged and Preferred enterprise loss (benefits) (*)	347	916	(3,047)
Other	272	55	68

Actual tax expense	$5,652	$1,651	$5,297

(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.00	$0.03	$0.07

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.00	$0.03	$0.06

h.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$(5,918)	$(11,475)	$20,247
Foreign	4,077	4,467	3,619

Income (loss) before income taxes	$(1,841)	$(7,008)	$23,866